ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Credit Loss [Abstract]
Accounts receivable	$ 15,098,733	$ 12,534,236
Allowance for doubtful accounts	(1,467,374)	(644,090)	$ (198,516)
Total accounts receivable, net	$ 13,631,359	$ 11,890,146